Subsequent Events	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 – SUBSEQUENT EVENTS

Management has evaluated events subsequent through October 7, 2014 for transactions and other events that may require adjustment of and/or disclosure in such financial statements. We have nothing to report in this regard.